Basis Of Presentation	9 Months Ended	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Citadel Broadcasting Corp. [Member]
Basis Of Presentation

1. Basis of Presentation

Description of the Company

Cumulus Media Inc. (and its consolidated subsidiaries, except as the context may otherwise require, "Cumulus," "Cumulus Media," "we," "us," "our," or the "Company") is a Delaware corporation, organized in 2002, and successor by merger to an Illinois corporation with the same name that had been organized in 1997.

On August 1, 2011, Cumulus completed its previously announced acquisition of the remaining 75.0% of the equity interests of CMP that it did not already own (the "CMP Acquisition"). As a result of the CMP Acquisition, CMP became an indirect wholly-owned subsidiary of the Company. CMP's operating results have been included in the accompanying unaudited consolidated financial statements since the date of the completion of the CMP Acquisition. Prior to the completion of the CMP Acquisition, Cumulus had operated CMP's business pursuant to a management agreement since 2006. In connection with the CMP Acquisition, Cumulus issued 9.9 million shares of its common stock to affiliates of the three private equity firms that collectively owned the 75.0% of CMP not then-owned by Cumulus. Also in connection with the CMP Acquisition, 3.7 million outstanding warrants to purchase shares of common stock of a subsidiary of CMP were amended to instead become exercisable for up to 8.3 million shares of Class B common stock of Cumulus (see Note 7, "Stockholders' Equity").

On September 16, 2011, Cumulus completed its previously announced acquisition of Citadel (the "Citadel Acquisition") for an aggregate purchase price of approximately $2.3 billion, consisting of approximately $1.4 billion in cash, the issuance of 23.4 million shares of the Company's Class A common stock, par value $0.01 per share (the "Class A common stock"), including 0.9 million restricted shares, warrants to purchase 47.7 million shares of Class A common stock, 2.4 million warrants held in reserve for potential future issuance related to the pending final settlement of certain outstanding unsecured claims arising from Citadel's emergence from bankruptcy, and the consideration to settle the debt of Citadel. As a result of the Citadel Acquisition, Citadel became an indirect wholly-owned subsidiary of the Company. Citadel's operating results have been included in the accompanying unaudited consolidated financial statements since the date of the completion of the Citadel Acquisition (see Note 2, "Acquisitions and Dispositions").

Also on September 16, 2011 and in connection with the Citadel Acquisition, the Company issued and sold 51.8 million shares of Class A common stock and warrants to purchase 7.8 million shares of Class A common stock to Crestview, 125,000 shares of Series A preferred stock to Macquarie, and 4.7 million shares of Class A common stock and immediately exercisable warrants to purchase 24.1 million shares of Class A common stock to UBS and certain other entities.

In connection with the closing of the Citadel Acquisition and the completion of the Company's previously announced related global refinancing (the "Global Refinancing"), on September 16, 2011, the Company repaid approximately $1.4 billion in outstanding senior or subordinated indebtedness and other obligations of (a) the Company, (b) certain of the Company's other wholly-owned subsidiaries, and (c) Citadel. This Global Refinancing, and the cash portion of the purchase price paid in the Citadel Acquisition, were funded with (i) $1.325 billion in borrowings under a new first lien term loan, $200.0 million in borrowings under a new first lien revolving credit facility and $790.0 million in borrowings under a new second lien term loan, all as described in more detail in Note 4, "Long-Term Debt," and (ii) proceeds from the sale of $475.0 million of Cumulus Media's common stock, preferred stock and warrants to purchase common stock to certain investors (the "Equity Investment") in a private placement exempt from the registration requirements under the Securities Act of 1933 (the "Securities Act"). The $610.0 million of 7.75% Senior Notes due 2019 (the "7.75% Senior Notes") issued by the Company in May 2011 remain outstanding (see Note 2, "Acquisitions and Dispositions").

Also in connection with the Citadel Acquisition and as part of the transactions contemplated by the Global Refinancing, during the three months ended September 30, 2011, the Company completed an internal restructuring into a holding company structure, which included transferring the remaining assets and operations held directly or indirectly by the Company, other than the equity interests of its direct wholly-owned subsidiary Cumulus Media Holdings Inc. ("Cumulus Holdings"), to Cumulus Holdings (the "Internal Restructuring"). In connection with the Internal Restructuring, all obligations under the 7.75% Senior Notes were assigned to and assumed by Cumulus Holdings, which was substituted for the Company as the issuer and primary obligor thereunder, and the Company provided a guarantee of all such obligations of Cumulus Holdings.

Each of the CMP Acquisition and the Citadel Acquisition has been accounted for under the acquisition method of accounting for business combinations. Under the acquisition method of accounting, the respective purchase prices were allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the respective acquisition dates. Each purchase price allocation is preliminary and is subject to, among other things, the final valuation of assets acquired and liabilities assumed, and may be adjusted for up to twelve months following the closing date of each respective acquisition. For additional information on the preliminary allocation of the purchase price related to each such acquisition (see Note 2, "Acquisitions and Dispositions"). As a result of the foregoing, the accompanying unaudited consolidated financial statements as of and for the period ended September 30, 2011 are not necessarily comparable to the unaudited consolidated financial statements for any prior period.

Nature of Business

Cumulus Media believes it is the largest pure-play radio broadcaster in the United States based on number of stations. At September 30, 2011, Cumulus Media owned or operated more than 570 radio stations (including under local marketing agreements, or "LMAs") in 120 United States media markets and a nationwide radio network serving over 4,000 stations.

Interim Financial Data

The accompanying unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements of the Company and the notes related thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010. The accompanying unaudited interim consolidated financial statements include the consolidated accounts of Cumulus and its wholly-owned subsidiaries, with all significant intercompany balances and transactions eliminated in consolidation. These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting only of normal, recurring adjustments) necessary for a fair presentation of results of operations for and financial condition as of the end of, the interim periods have been made. The results of operations and cash flows for the nine months ended September 30, 2011 and the Company's' financial condition as of such date, are not necessarily indicative of the results of operations or cash flows that can be expected for, or the Company's financial condition as of, any other interim period or for the fiscal year ending December 31, 2011.

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates, including those related to bad debts, intangible assets, derivative financial instruments, income taxes, stock-based compensation, contingencies, litigation and purchase price allocations. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual amounts and results may differ materially from these estimates under different assumptions or conditions.

Recent Accounting Pronouncements

ASU 2010-28. In December 2010, the Financial Accounting Standards Board ("FASB") provided additional guidance for performing Step 1 of the test for goodwill impairment when an entity has reporting units with zero or negative carrying values. This Accounting Standards Update ("ASU") updates Accounting Standards Codification ("ASC") topic 350, Intangibles — Goodwill and Other, to amend the criteria for performing Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts and requires performing Step 2 if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. The Company adopted this guidance effective on January 1, 2011. The update did not have a material impact on the Company's consolidated financial statements.

ASU 2010-29. In December 2010, the FASB issued clarification of the accounting guidance related to disclosure of pro forma information for business combinations that occur in the current reporting period. The guidance requires companies to present pro forma information in their comparative financial statements as if the acquisition date for any business combination that occurred in the current reporting period had occurred at the beginning of the prior year reporting period. The Company adopted this guidance effective January 1, 2011. ASU 2010-29 is a disclosure only clarification and its adoption had no impact on the Company's financial condition or results of operation. The Company has included the disclosures required pursuant to this guidance in this report.

ASU 2011-04. In May 2011, the FASB issued ASU 2011-04, which amends ASC topic 820, Fair Value Measurements and Disclosures, to achieve common fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards ("IFRS"). This standard gives clarification for the highest and best use valuation concepts. The ASU also provides guidance on fair value measurements relating to instruments classified in stockholders' equity and instruments managed within a portfolio. Further, ASU 2011-04 clarifies disclosures for financial instruments categorized within level 3 of the fair value hierarchy that require companies to provide quantitative information about unobservable inputs used, the sensitivity of the measurement to changes in those inputs, and the valuation processes used by the reporting entity. Early adoption is not permitted. Implementation of this standard will be effective in the first fiscal year beginning after December 15, 2011. The Company is currently evaluating the newly prescribed disclosures but does not expect they will have a material impact on the consolidated financial statements.

ASU 2011-8. In September 2011, the FASB issued ASU 2011-8, which amends ASC topic 350, Intangibles-Goodwill and Other. The amendments in this ASU give companies the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50.0%) that the fair value of a reporting unit is less than its carrying amount. If a company concludes that this is the case, it must perform the two-step goodwill impairment test. Otherwise, a company is not required to perform this two-step test. Under the amendments in this ASU, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. Early adoption is permitted. Implementation of this standard will be required for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have an impact on the Company's consolidated financial statements.

1. Description of the Company

Description of Business

Subsidiaries of Citadel Broadcasting Corporation, a Delaware corporation, own and operate radio stations and hold FCC licenses in 27 states and the District of Columbia. Radio stations serving the same geographic area (i.e., principally a city or combination of cities) are referred to as a market. Citadel Broadcasting Corporation (together with its consolidated subsidiaries, the "Company") aggregates the geographic markets in which it operates into one reportable segment ("Radio Markets"). The Company's primary business segment is the Radio Markets segment, which, as of June 30, 2011, consisted of 225 owned and operated radio stations located in over 50 markets across the United States. In addition, the Company also owns and operates Citadel Media (the "Radio Network"), which produces and distributes a variety of radio programming and formats that are syndicated across approximately 4,000 station affiliates and 9,000 program affiliations, and is a separate reportable segment.

Company History

In January 2001, the Company was formed by affiliates of Forstmann Little & Co. ("FL&Co.") in connection with a leveraged buyout transaction of our predecessor, Citadel Broadcasting Company ("Citadel Broadcasting").

In February 2006, the Company and Alphabet Acquisition Corp., a wholly-owned subsidiary of the Company ("ABC Merger Sub"), entered into an agreement and plan of merger with The Walt Disney Company ("TWDC"), and ABC Radio Holdings, Inc. ("ABC Radio"), a wholly-owned subsidiary of TWDC. The Company, ABC Merger Sub, TWDC and ABC Radio consummated the (i) separation of the ABC Radio Network business and 22 ABC radio stations (collectively, the "ABC Radio Business") from TWDC and its subsidiaries, (ii) spin-off of ABC Radio, which holds the ABC Radio Business, and (iii) merger of ABC Merger Sub with and into ABC Radio, with ABC Radio surviving as a wholly-owned subsidiary of the Company (the "ABC Merger"). Immediately thereafter, the separate corporate existence of ABC Merger Sub ceased, and ABC Radio was renamed Alphabet Acquisition Corp. The ABC Merger became effective in June 2007.

Plan of Reorganization

On December 20, 2009 (the "Petition Date"), Citadel Broadcasting Corporation and certain of its subsidiaries (collectively, the "Debtors") filed voluntary petitions in the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") seeking relief under the provisions of Chapter 11 of title 11 of the United States Code (the "Bankruptcy Code") (collectively, the "Chapter 11 Proceedings"). On May 10, 2010, the Debtors filed the second modified joint plan of reorganization of Citadel Broadcasting Corporation and Its Debtor Affiliates Pursuant to Chapter 11 of the Bankruptcy Code (including all modifications, the "Emergence Plan"), and on May 19, 2010 (the "Confirmation Date"), the Bankruptcy Court entered an order (the "Confirmation Order"), confirming the Emergence Plan. On June 3, 2010 (the "Emergence Date"), the Debtors consummated their reorganization and the Emergence Plan became effective. As a result, the Company is considered a successor registrant and, pursuant to Rule 12g-3 under the Securities Exchange Act of 1934 (the "Exchange Act"), the Company's class A common stock is deemed to be registered pursuant to Section 12(g) of the Exchange Act.

Under the Emergence Plan, the Debtors distributed three forms of equity: class A common stock, class B common stock and Special Warrants (as defined in Note 9) to purchase class B common stock.

Correction

Certain amounts in the Predecessor's consolidated statement of cash flows (previously reported in the Company's quarterly report on Form 10-Q for the quarter ended June 30, 2010) were corrected in the consolidated statement of cash flows for the five-month period from January 1, 2010 to May 31, 2010, resulting in a decrease in the amount of the line "Reorganization items, net" of $4 million, an increase to net cash provided by operating activities of $4 million, an increase in the change in restricted cash of $4 million and an increase in net cash used in investing activities of $4 million.

2010 Refinancing Transactions

In accordance with the Emergence Plan, approximately $2.1 billion of the debt outstanding prior to the Petition Date was converted into a term loan dated as of the Emergence Date among the Company, the several lenders party thereto (the "Lenders") and JPMorgan Chase Bank, N.A., as administrative agent for the Lenders (the "Emergence Term Loan Facility") with an initial principal amount of $762.5 million with a five-year term. See Note 7.

The Company entered into a new credit agreement dated as of December 10, 2010 (the "Credit Agreement") by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent for the lenders. The Credit Agreement consists of a term loan credit facility of $350.0 million with a term of six years (the "Term Loan") and a revolving credit facility in the amount of $150.0 million under which a swing line sub-facility of up to $30.0 million may be borrowed and letters of credit may be issued (the "Revolving Loan," together with the Term Loan, the "Credit Facilities"). The Revolving Loan was undrawn at closing and remained undrawn as of June 30, 2011; however, the Company had $147.1 million of availability under the Revolving Loan due to outstanding letters of credit of $2.9 million. The Company used the proceeds of the Term Loan, along with the net proceeds from the concurrent issuance of the $400.0 million aggregate principal amount of senior notes (the "Senior Notes"), and cash on hand to repay the amounts outstanding under its Emergence Term Loan Facility. See additional discussion in Notes 7 and 8.

Pending Transaction

On March 10, 2011, the Company entered into a definitive merger agreement with Cumulus Media Inc., a Delaware corporation ("Cumulus"), Cumulus Media Holdings Inc. (f/k/a Cadet Holding Corporation), a Delaware corporation and wholly-owned subsidiary of Cumulus ("HoldCo"), and Cadet Merger Corporation, a Delaware corporation and wholly-owned subsidiary of HoldCo ("Cumulus Merger Sub"), which provides that, upon completion of the merger of Cumulus Merger Sub into the Company (the "Cumulus Merger"), each outstanding share of class A common stock and class B common stock of the Company (other than shares owned by Cumulus Merger Sub, held in treasury by the Company or pursuant to which a holder has properly exercised and perfected appraisal rights under Delaware law), will, at the election of the holder thereof and subject to proration as described below, be converted into the right to receive (i) $37.00 in cash (the "Cash Consideration"), or (ii) 8.525 shares of class A common stock, par value $0.01 per share, of Cumulus (the "Stock Consideration" and, together with the Cash Consideration, the "Cumulus Merger Consideration"). In addition, holders of Special Warrants to purchase class B common stock of the Company will have the right to elect to have their Special Warrants adjusted at the effective time of the Cumulus Merger to become the right to receive upon exercise the (i) Cash Consideration or (ii) Stock Consideration, subject to proration as described below.

Holders of nonvested shares of the Company's class A common stock will be eligible to receive the Cumulus Merger Consideration for their shares pursuant to the original vesting schedule for such shares unless earlier accelerated pursuant to the terms of the merger agreement or applicable grant agreement.

The merger agreement provides that each holder of the Company's common stock and/or Special Warrants may elect to receive the Cash Consideration or the Stock Consideration for all or any number of such holder's common stock and/or Special Warrants, however, such elections will be prorated, and consideration adjusted, so that Cumulus will not issue in excess of 151,485,282 shares of Cumulus class A Common Stock (as increased for the exercise of stock options of the Company prior to closing of the Cumulus Merger) or pay in excess of $1,408,728,600 in cash (less the cash value of any dissenting shares and increased for the exercise of Company stock options prior to closing of the Cumulus Merger). In circumstances where holders of common stock and/or Special Warrants of the Company make aggregate elections which exceed either the aggregate available Cash Consideration or aggregate available Stock Consideration, holders of common stock and/or Special Warrants of the Company will receive a combination of Cash Consideration and Stock Consideration pursuant to the terms of the merger agreement. Holders of common stock and/or Special Warrants of the Company who do not make an election will be deemed to have elected, (i) if either the Cash Consideration or the Stock Consideration is oversubscribed, the election that is oversubscribed or (ii) if neither election is oversubscribed, the consideration choice selected by the majority of Citadel shares and warrants for which an election was properly made (or deemed made).

Cumulus has obtained equity and debt financing commitments, subject to certain conditions set forth in definitive agreements related to such commitments, for the transactions contemplated by the merger agreement, the proceeds of which, in addition to cash on hand, will be sufficient for Cumulus to pay the cash portion of the aggregate Cumulus Merger Consideration contemplated by the merger agreement and any associated fees and expenses. In connection with the transactions contemplated by the merger agreement, UBS Securities LLC and affiliates of Crestview Partners and Macquarie Capital (all three, the "Equity Investors" and affiliates of Crestview Partners and Macquarie Capital, the "Original Equity Investors") have agreed, concurrently with the closing of the Cumulus Merger, to purchase for cash an aggregate amount of up to $500 million in shares of Cumulus common stock, preferred stock or warrants to purchase common stock. Depending on the amount of cash elected to be received by Company stockholders in the merger, the Equity Investors' commitments may be reduced in accordance with the investment agreement (as amended from time to time) entered into by the Equity Investors and Cumulus in connection with the Cumulus Merger, subject to a minimum aggregate investment of $395.0 million. In addition, under certain circumstances where Cumulus does not require Macquarie Capital's full investment to consummate the merger, Macquarie Capital may elect to reduce its investment to the extent not so required. Certain affiliates of the Original Equity Investors have guaranteed the respective payment obligations of the termination fees payable by the Equity Investors if the merger agreement is terminated under specified circumstances, pursuant to limited guarantees executed in favor of the Company.

Upon the completion of the Cumulus Merger, the Company would cease to be a publicly reporting company and, when its shares are de-registered, will cease all filings under the Securities Exchange Act of 1934, as amended.

The Cumulus Merger was unanimously approved by the respective Boards of Directors of the Company and Cumulus. The merger agreement will be submitted to a vote of stockholders of the Company as of the close of business on August 3, 2011 at a special meeting of Company stockholders to be held on September 15, 2011.

Consummation of the Cumulus Merger is conditioned, among other things, on (i) the adoption of the merger agreement by stockholders of the Company (voting together as a single class), (ii) the absence of any legal injunction, restraint or prohibition on the consummation of the Cumulus Merger and (iii) the receipt of certain regulatory approvals regarding the transactions contemplated by the merger agreement, including expiration or termination of the waiting period under the Hart-Scott Rodino Antitrust Improvements Act of 1976 and approval by the FCC.

Cumulus stockholders who held in the aggregate approximately 54% of the outstanding voting power of the Cumulus stock as of March 9, 2011 have approved the issuance of Cumulus' shares in connection with the Cumulus Merger and an amendment to Cumulus' certificate of incorporation in connection with the transactions contemplated by the merger agreement. No further Cumulus stockholder approval is necessary for consummation of the transactions contemplated by the merger agreement.

Completion of the Cumulus Merger is anticipated to occur by the end of 2011, although there can be no assurance the Cumulus Merger will occur within the expected timeframe or at all.

Pursuant to the merger agreement, except as Cumulus may otherwise consent to in writing (which consent will not be unreasonably withheld, conditioned or delayed), the Company has agreed to (i) conduct, in all material respects, its business in the ordinary course; (ii) use commercially reasonable efforts to preserve intact its business organization and significant business relationships and to retain the services of current key officers and key employees; (iii) use commercially reasonable efforts to comply with the Communications Act of 1934, as amended by the Telecommunications Act of 1996, and FCC rules and policies in the operation of its stations; (iv) promptly deliver to Cumulus copies of any material reports or applications filed with the FCC, subject to certain exceptions; (v) promptly notify Cumulus of any inquiry, investigation or proceeding which to its knowledge has been initiated by the FCC relating to its stations, subject to certain exceptions; and (vi) diligently prosecute any pending FCC applications or any other filings necessary or appropriate in other proceedings before the FCC to preserve or obtain any FCC authorization for its stations without material adverse modification, subject to certain exceptions. In addition, under the merger agreement, the Company is not permitted to, without the prior written consent of Cumulus (which consent will not be unreasonably withheld, conditioned or delayed): (a) incur indebtedness, subject to certain exceptions; (b) (i) adjust, split, combine or reclassify any of its capital stock, (ii) make, declare or pay any dividend, or make any other distribution on, or redeem, purchase or otherwise acquire, any shares of its capital stock or any convertible or exchangeable securities, subject to certain exceptions, (iii) grant any stock appreciation rights or rights to acquire shares of its capital stock, other than grants to employees in the ordinary course of business, or (iv) issue any additional shares of capital stock, subject to certain exceptions; (c) change certain specified compensation arrangements, subject to certain exceptions; (d) sell, transfer, mortgage, encumber or otherwise dispose of any of its properties or assets, subject to certain exceptions; (e) cancel, release, settle or assign any indebtedness or third party claim, action or proceeding, subject to certain exceptions; (f) enter into any local marketing agreement in respect of the programming of any radio or television broadcast station or contract for the acquisition or sale of any radio broadcast station, subject to certain exceptions; (g) enter into any new material line of business, subject to certain exceptions; (h) amend its charter or by-laws or terminate, amend or waive any provisions of any confidentiality or standstill agreements in place with any third parties; (i) except as required by GAAP or the Securities and Exchange Commission as concurred in by its independent auditors or in the ordinary course of business, make any material change in its methods or principles of accounting or make or change any material tax election; (j) enter into or amend in any material respect or waive any of its material rights under specified contracts, subject to certain exceptions; (k) adopt or recommend a plan of dissolution, liquidation, recapitalization, restructuring or other reorganization; (l) except as required by law, enter into or amend in any material respect any collective bargaining agreement; or (m) agree to take, make any commitment to take, or adopt specified resolutions of its board of directors. These constraints could significantly impact the Company's operations and business strategy as discussed in this report prior to the consummation of the proposed Cumulus Merger or the termination of the merger agreement.

License renewal applications may be pending before the FCC at the time the Cumulus Merger occurs. Pursuant to the merger agreement, Cumulus has agreed to request that the FCC apply its policy permitting license assignments and transfers in transactions involving multiple markets to proceed, notwithstanding the pendency of one or more license renewal applications. Under this policy, Cumulus will agree to assume the position of the Company with respect to any pending renewal applications, and to assume the risks relating to such applications.

The closing of the Cumulus Merger would constitute a "change in control" as defined in the Credit Agreement, which would be considered an event of default, also as defined, and could cause all amounts outstanding under the Credit Agreement to become immediately due and payable.

In addition, the closing of the Cumulus Merger would constitute a "change of control" under the indenture governing the Senior Notes. Following the occurrence of a change of control, the Company would be required to make an offer to purchase all outstanding Senior Notes at a price equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest.

It is anticipated that the funds necessary to consummate the Cumulus Merger and related transactions will be funded by new credit facilities and equity financing of Cumulus. Under the merger agreement, upon request by Cumulus, the Company has agreed to commence a debt tender offer to purchase the existing Senior Notes. Cumulus had indicated to the Company that its current intention is not to ask the Company to commence the debt tender offer.

Principles of Consolidation and Presentation

The accompanying unaudited consolidated condensed financial statements of the Company include Citadel Broadcasting Corporation, Citadel Broadcasting, ABC Radio and each of their consolidated subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company was required to adopt fresh-start reporting as of the Confirmation Date or such later date when all material conditions precedent to the effectiveness of the Emergence Plan had been satisfied, but no later than the Emergence Date. All material conditions were satisfied on the Emergence Date, and in light of the proximity of this date to the Company's May 31, 2010 accounting period end, the effects of fresh-start reporting and the Emergence Plan were reported for accounting purposes as if they occurred on May 31, 2010 (the "Fresh-Start Date"). The Company adopted fresh-start reporting provisions in accordance with accounting guidance on reorganizations (see Note 2). The Company applied the provisions of fresh-start reporting as of May 31, 2010 instead of the June 3, 2010 Emergence Date, which did not result in a material difference to the Company's results of operations or financial condition.

References in this report to "Successor" refer to the Company on or after the Fresh-Start Date. References to "Predecessor" refer to the Company prior to the Fresh-Start Date. Consolidated condensed financial statements as of June 30, 2011 and December 31, 2010, for the three and six months ended June 30, 2011, and for the period from June 1, 2010 through June 30, 2010 represent the Successor's financial position and results of operations (the "Successor Periods"). The consolidated condensed financial statements for the periods from January 1, 2010 through May 31, 2010 and from April 1, 2010 through May 31, 2010 represent the Predecessor's results of operations (the "Predecessor Period"). References in this report to the "Company" refer to Citadel Broadcasting Corporation and its consolidated subsidiaries, whether Predecessor and/or Successor, as appropriate. The Predecessor Period reflects the historical accounting basis of the Predecessor's assets and liabilities, while the Successor Periods reflect assets and liabilities at fair value, based on an allocation of the Company's enterprise value to its assets and liabilities pursuant to accounting guidance related to business combinations (see Note 2). The Company's emergence from bankruptcy resulted in a new reporting entity that had no retained earnings or accumulated deficit as of the Fresh-Start Date. Accordingly, the Company's consolidated condensed financial statements for the Predecessor Period are not comparable to its consolidated condensed financial statements for the Successor Periods.

For the period between the Petition Date and the Fresh-Start Date, the consolidated condensed financial statements of the Predecessor were prepared in accordance with accounting guidance for financial reporting by entities in reorganization under the Bankruptcy Code. Accordingly, reorganization items include the expenses, realized gains and losses, and provisions for losses resulting from the reorganization under the Bankruptcy Code, and are reported separately as reorganization items in the Predecessor's consolidated condensed statement of operations.

The accompanying unaudited consolidated condensed financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments necessary for a fair presentation of results of the interim periods have been made, and such adjustments were of a normal and recurring nature. These statements should be read in conjunction with the consolidated financial statements and notes thereto included in Citadel Broadcasting Corporation's Annual Report on Form 10-K for the year ended December 31, 2010.

In connection with the ABC Merger, the Company is required to divest certain stations to comply with FCC ownership limits. Therefore, these stations, the carrying value of which is immaterial, were assigned to The Last Bastion Station Trust, LLC ("Last Bastion") as trustee under a divestiture trust that complies with FCC rules as of the closing date of the ABC Merger. The trustee agreement stipulates that the Company must fund any operating shortfalls of the trustee's activities, and any excess cash flow generated by the trustee is distributed to the Company. Also, the Company has transferred one other station to a separate divestiture trust to comply with FCC ownership limits in connection with a station acquisition (together with Last Bastion, the "Divestiture Trusts"), and this station was subsequently divested to a third party. The Company has determined that it is the primary beneficiary of the Divestiture Trusts and consolidates the Divestiture Trusts accordingly.

Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities to prepare these financial statements in conformity with accounting principles generally accepted in the United States. These estimates and assumptions relate in particular to allocations of enterprise value made in connection with fresh-start reporting, fair values of assets and liabilities as of the Fresh-Start Date, the evaluation of goodwill and intangible assets for potential impairment, including changes in market conditions that could affect the estimated fair values, the analysis of the measurement of deferred tax assets, including the calculation of a valuation allowance to reduce the amount of deferred tax asset to the amount that is more likely than not to be realized, the identification and quantification of income tax liabilities due to uncertain tax positions, and the determination of the allowance for estimated uncollectible accounts and notes receivable. The Company also uses assumptions when estimating the value of its supplemental executive retirement plan (the "SERP") and when employing the Black-Scholes valuation model to estimate the fair value of stock options. The Predecessor used estimates to calculate the value of certain fully vested stock units and equity awards containing market conditions and in determining the estimated fair values of its interest rate swap, credit risk adjustments and certain derivative financial instruments. These estimates were based on the information that was available to management at the time of the estimate. Actual results could differ materially from those estimates.

Recent Accounting Standards

In December 2010, the Financial Accounting Standards Board ("FASB") issued guidance that modifies step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity will be required to perform step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. This guidance was effective January 1, 2011, and the adoption did not have a material impact on the Company's consolidated condensed financial statements.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. The guidance also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect that the provisions of this pronouncement will have on its financial statements.

In June 2011, the FASB issued guidance to enhance comparability between entities that report under U.S. GAAP and IFRS, and to provide a more consistent method of presenting non-owner transactions that affect an entity's equity. The guidance eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders' equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of the new guidance is permitted and full retrospective application is required. The Company is currently evaluating the effect that the provisions of this pronouncement will have on its financial statements.